Convertible Notes Receivable - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Millions			6 Months Ended
	Dec. 24, 2019 USD ($)	Dec. 14, 2017 USD ($)	Jun. 30, 2020 USD ($)	Jul. 14, 2020 $ / shares shares	Jul. 13, 2020 $ / shares	Dec. 31, 2019 USD ($)	Dec. 14, 2017 CAD ($) $ / shares
Convertible notes receivable [line items]
Convertible Note Receivable | $			$ 24,333			$ 21,856
Gold X Mining Corp [Member]
Convertible notes receivable [line items]
Convertible Note Receivable | $	$ 10,000
Coupon rate on convertible note receivable	10.00%
Convertible note original term to maturity	3 year
Conversion price per share | $ / shares					$ 3.57
Convertible notes receivable face value | $	$ 20,000
Interest rate	10.00%
Gold X Mining Corp [Member] | Gold X [Member]
Convertible notes receivable [line items]
Conversion price per share | $ / shares				$ 3.20
Number of common shares received | shares				4,467,317
Percentage of issued and outstanding common shares				9.49%
Kutcho [member]
Convertible notes receivable [line items]
Coupon rate on convertible note receivable			10.00%
Convertible note receivable [member] | Kutcho [member]
Convertible notes receivable [line items]
Convertible Note Receivable		$ 16,000					$ 20
Coupon rate on convertible note receivable		10.00%					10.00%
Interest rate charged On deferred interest			15.00%
Convertible note original term to maturity		7 year
Maximum interest payment deferral period		4 years
Option to defer interest payment criteria		Kutcho elected to defer the first five interest payments, with all deferred payments being due no later that December 31, 2023.
Conversion price per share | $ / shares							$ 0.8125
Minimum period required for early repayment		24 months
Prepayment cash penalty as a percentage of the outstanding loan amount if pre-paid on or after 24 months until 36 months		25.00%					25.00%
Loan amount outstanding period for covering 25% of prepayment penalty		After 24 months until 36 months
Prepayment cash penalty as a percentage of the outstanding loan amount if pre-paid on or after 36 months until 60 months		20.00%					20.00%
Loan amount outstanding period for covering 20% of prepayment penalty		After 36 months until 60 months
Prepayment cash penalty as a percentage of the outstanding loan amount if pre-paid on or after 60 months until maturity		15.00%					15.00%
Loan amount outstanding period for covering 15% of prepayment penalty		After 60 months until maturity